UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23883

The 2023 ETF Series Trust
(Exact name of registrant as specified in charter)

The 2023 ETF Series Trust

234 West Florida Street, Suite 700

Milwaukee, WI 53204
(Address of principal executive offices) (Zip code)

The 2023 ETF Series Trust

234 West Florida Street, Suite 700

Milwaukee, WI 53204
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-262-267-4589

Date of fiscal year end: November 30

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

TimesSquare Quality Mid Cap Growth ETF

TSCM | The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about TimesSquare Quality Mid Cap Growth ETF (the "Fund") for the period of December 29, 2025 to May 31, 2026. You can find additional information about the Fund at www.tscmetfs.com/funds/tscm/ . You can also request this information by contacting us at (888) 383-8726.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TimesSquare Quality Mid Cap Growth ETF	$23Footnote Reference(1)	0.55%Footnote Reference(2)
Footnote	Description
Footnote(1)	Based on the period December 29, 2025 (commencement of operations) through May 31, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(2)	Annualized

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Total Net Assets$43,923,036
  # of Portfolio Holdings41
  Portfolio Turnover Rate122%

Graphical Representation of Holdings

The Table below shows the types of investments that make up the Fund as of the end of the reporting period.

Table Summary
Sector Allocation	% of Net Assets
Information Technology	28.9%
Industrials	23.9
Health Care	13.8
Consumer Discretionary	7.0
Financials	6.6
Energy	5.9
Consumer Staples	4.6
Communication Services	3.4
Utilities	2.2
Materials	1.8
Others	1.9

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The Registrant’s Semi-Annual Financial Statements and Other Information are attached herewith.

May 31, 2026

Semi-Annual Financial Statements and Other Information (Unaudited)

The 2023 ETF Series Trust

TimesSquare Quality Mid Cap Growth ETF (TSCM)

TimesSquare Quality Mid Cap Growth ETF

Table of Contents

Schedule of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Additional Information	14

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

TimesSquare Quality Mid Cap Growth ETF

Schedule of Investments

May 31, 2026 (Unaudited)

	Shares	Value
Common Stocks — 99.6%
Communication Services — 3.4%
Take-Two Interactive Software, Inc.*	6,686	$1,498,734

Consumer Discretionary — 7.0%
DoorDash, Inc., Class A*	7,423	1,182,410
O'Reilly Automotive, Inc.*	14,533	1,262,627
Ross Stores, Inc.	2,660	616,402
Total Consumer Discretionary		3,061,439

Consumer Staples — 4.6%
Casey's General Stores, Inc.	695	533,162
Performance Food Group Co.*	15,174	1,489,935
Total Consumer Staples		2,023,097

Energy — 5.9%
Cameco Corp.	13,900	1,566,530
Targa Resources Corp.	4,060	1,035,584
Total Energy		2,602,114

Financials — 6.6%
Evercore, Inc., Class A	4,078	1,390,027
Interactive Brokers Group, Inc., Class A	17,132	1,489,970
Total Financials		2,879,997

Health Care — 13.8%
Argenx SE, ADR*	1,848	1,544,910
Encompass Health Corp.	13,870	1,468,139
IDEXX Laboratories, Inc.*	1,642	925,316
Insmed, Inc.*	5,437	581,270
Repligen Corp.*	3,552	440,270
Veeva Systems, Inc., Class A*	6,365	1,109,674
Total Health Care		6,069,579

Industrials — 23.9%
AMETEK, Inc.	2,229	503,420
Axon Enterprise, Inc.*	3,463	1,553,917
Carpenter Technology Corp.	2,152	1,009,245
Cintas Corp.	8,229	1,409,299
Comfort Systems USA, Inc.	782	1,429,660
Curtiss-Wright Corp.	585	437,352
EMCOR Group, Inc.	1,101	910,329
Karman Holdings, Inc.*	23,141	1,330,607
Verisk Analytics, Inc.	5,733	1,003,218
Vertiv Holdings Co., Class A	2,912	919,347
Total Industrials		10,506,394

Information Technology — 28.9%
Astera Labs, Inc.*	1,258	431,305
Bentley Systems, Inc., Class B	24,457	798,277
Dynatrace, Inc.*	37,468	1,595,762
JFrog, Ltd.*	5,934	471,634
Lattice Semiconductor Corp.*	2,939	432,268

See Notes to Financial Statements.

TimesSquare Quality Mid Cap Growth ETF

Schedule of Investments (Continued)

May 31, 2026 (Unaudited)

	Shares	Value
Common Stocks — 99.6% (continued)
Information Technology — 28.9%
MACOM Technology Solutions Holdings, Inc.*	3,632	$1,324,373
MKS, Inc.	4,649	1,507,485
Monolithic Power Systems, Inc.	933	1,461,274
Samsara, Inc., Class A*	45,895	1,605,866
ServiceTitan, Inc., Class A*	22,534	1,630,560
Snowflake, Inc.*	5,644	1,442,324
Total Information Technology		12,701,128

Materials — 1.8%
James Hardie Industries PLC*	33,339	776,132

Real Estate — 1.5%
CBRE Group, Inc., Class A*	5,394	674,466

Utilities — 2.2%
NRG Energy, Inc.	7,191	964,169

Total Common Stocks
(Cost $40,126,946)		43,757,249

Money Market Funds — 0.4%
Dreyfus Government Cash Management, Institutional Class, 3.51%(a)
(Cost $176,838)	176,838	176,838

Total Investments — 100.0%
(Cost $40,303,784)		$43,934,087
Other Assets and Liabilities,
Net — 0.0%†		(11,051)
Net Assets — 100.0%		$43,923,036

*	Non-income producing security.
†	Less than 0.05%.
(a)	Reflects the 7-day yield at May 31, 2026.

ADR	: American Depositary Receipt
PLC	: Public Limited Company

See Notes to Financial Statements.

TimesSquare Quality Mid Cap Growth ETF

Statement of Assets and Liabilities

May 31, 2026 (Unaudited)

TimesSquare Quality Mid Cap Growth ETF
Assets
Investments, at fair value	$43,934,087
Cash	132,291
Receivables:
Capital shares	202,410
Dividends	8,763
Interest	142
Total assets	44,277,693

Liabilities
Payables:
Securities purchased	334,991
Investment advisory fees	19,666
Total liabilities	354,657
Net Assets	$43,923,036

Net Assets Consists of
Paid-in capital	$41,678,254
Distributable earnings (loss)	2,244,782
Net Assets	$43,923,036
Number of Common Shares outstanding	2,170,001
Net Asset Value, offering and redemption price per share	$20.24
Investments, at cost	$40,303,784

See Notes to Financial Statements.

TimesSquare Quality Mid Cap Growth ETF

Statement of Operations

For the Period Ended May 31, 2026 (Unaudited)

TimesSquare
Quality Mid
Cap Growth
ETF(1)
Investment Income
Dividend income*	$49,565
Interest income	566
Total investment income	50,131

Expenses
Investment advisory fees	$73,983
Total expenses	73,983
Net investment loss	(23,852)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,361,669)
Net realized loss	(1,361,669)
Net change in net unrealized appreciation (depreciation) on:
Investments	3,630,303
Net change in net unrealized appreciation	3,630,303
Net realized and unrealized gain (loss)	2,268,634
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,244,782

* Withholding tax	$238

(1)	For the period December 29, 2025 (commencement of operations) through May 31, 2026.

See Notes to Financial Statements.

TimesSquare Quality Mid Cap Growth ETF

Statement of Changes in Net Assets

TimesSquare Quality Mid Cap Growth ETF
For the Period December 29, 2025* to May 31, 2026
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(23,852)
Net realized loss	(1,361,669)
Net change in net unrealized appreciation	3,630,303
Net increase in net assets resulting from operations	2,244,782

Fund Shares Transactions
Proceeds from shares sold	41,678,254
Value of shares redeemed	–
Net increase from capital share transactions	41,678,254
Total increase in net assets	43,923,036

Net Assets
Beginning of period	–
End of period	$43,923,036

Changes in Shares Outstanding
Common Shares outstanding, beginning of period	1
Shares sold	2,170,000
Shares redeemed	–
Common Shares outstanding, end of period	2,170,001

*	Commencement of operations.

See Notes to Financial Statements.

TimesSquare Quality Mid Cap Growth ETF

Financial Highlights

TimesSquare Quality Mid Cap Growth ETF

Selected Per Share Data

	Period Ended May 31, 2026(a)
Net Asset Value, beginning of period	$20.00

Income (loss) from investment operations:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss)	0.25
Total from investment operations	0.24

Net Asset Value, end of period	$20.24

Total Return (%)	1.21	%(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$44
Ratio of expenses (%)	0.55	%(d)
Ratio of net investment income (loss) (%)	(0.18	)%(d)
Portfolio turnover rate (%)(e)	122	%(c)

(a)	For the period December 29, 2025 (commencement of operations) through May 31, 2026.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

TimesSquare Quality Mid Cap Growth ETF
Notes to Financial Statements

May 31, 2026 (Unaudited)

1. Organization

TimesSquare Quality Mid Cap Growth ETF (the “Fund”) is a diversified, separate operating series of The 2023 ETF Series Trust (“Trust”), a Delaware statutory trust since January 23, 2023, that is registered with the Securities and Exchange Commission as an open-end management investment company. The Fund is managed by TimesSquare Capital Management, LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended, and serves as the Fund’s investment adviser (the “Adviser”).

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to attain its investment objective by investing primarily in a diversified portfolio of equity securities of mid-capitalization companies that exhibit attributes of a quality growth company. The Fund commenced operations on December 29, 2025.

The Fund offers shares that are listed and traded on The NASDAQ Stock Market LLC (the “Exchange”).

2. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

(a) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

(b) Investment Valuation

The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Valuation Committee of the Fund’s Adviser, in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder.

The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices in active markets for identical assets that the fund have the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of May 31, 2026. for the Fund based upon three levels defined above:

Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$176,838	$—	$—	$176,838
Common Stocks	43,757,249	—	—	43,757,249
Total Investments in Securities	$43,934,087	$—	$—	$43,934,087

(c) Share Valuation

The net asset value (“NAV”) per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of the Fund outstanding, rounded to the nearest cent.

9

TimesSquare Quality Mid Cap Growth ETF

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

The NAV per share of the Fund is determined as of the close of regular trading on the Exchange, generally at 4:00 p.m. Eastern time. Any assets or liabilities denominated in currencies other than the U.S. dollar are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 p.m. Eastern time, at then current exchange rates or at such other rates as deemed appropriate.

(d) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with a Fund’s understanding of the applicable tax rules and regulations.

(e) Foreign Currency Translation and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

(f) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2026, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(g) Distributions to Shareholders

The Fund pays out dividends from its net investment income annually and distributes its net capital gains, if any, to investors at least annually. The Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

(h) Indemnification

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund may enter into contracts that contain representations and that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund.

10

TimesSquare Quality Mid Cap Growth ETF

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

3. Investment Advisory Fee and Other Transactions with Affiliates

(a) Investment Advisory and Administrative Services

TimesSquare Capital Management, LLC (the “Adviser”) serves as the investment advisor to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For such investment advisory services, the Fund has agreed to pay the Adviser a unitary advisory fee payable at the annual rate of 0.55% of the Fund’s average daily net assets. Under the Advisory Agreement, the Adviser bears all of its own costs associated with providing services to the Fund.

Under the investment advisory agreement, the Advisor has agreed to pay all expenses incurred by the Fund except for the advisory fee; interest charges on any borrowings; taxes; brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; proxy and shareholder meeting expenses (unless the need for a shareholder meeting is caused by the Adviser, such as a change of control of the Adviser); fees and expense related to the provision of securities lending services; acquired fund fees and expenses; taxes, including accrued deferred tax liability; legal fees or expenses in connection with any arbitration, litigation, or pending or threatened arbitration or litigation, including any settlements in connection therewith; extraordinary expenses (as mutually determined by the Board and the Advisor); and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

(b) Distribution Arrangement

The Fund has adopted a Distribution Plan (the “Distribution Plan”) that allows the Fund to pay distribution fees to Foreside Fund Services, LLC (the “Distributor”) and other firms that provide distribution services (“Service Providers”). Under the Distribution Plan, if a Service Provider provides distribution services, the Fund would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board currently has determined not to implement any 12b-1 fees pursuant to the Plan. 12b-1 fees may only be imposed after approval by the Board.

(c) Other Servicing Agreements

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

4. Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended May 31, 2026 were as follows:

Fund	Purchases	Sales
TimesSquare Quality Mid Cap Growth ETF	$37,212,397	$37,246,410

Purchases and sales of in-kind transactions for the period ended May 31, 2026 were as follows:

Fund	Purchases	Sales
TimesSquare Quality Mid Cap Growth ETF	$41,522,628	$–

5. Capital Share Transactions

Fund shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). The Fund’s shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at its NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems its shares on a continuous basis, at NAV, only in Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund shares may only be purchased from or redeemed directly from a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

11

TimesSquare Quality Mid Cap Growth ETF

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. A Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. A Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fees for TimesSquare Quality Mid Cap Growth ETF is $100, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. A Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of the Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fees for TimesSquare Quality Mid Cap Growth ETF is $100, regardless of the number of Creation Units redeemed in the transaction.

6. Federal Income Taxes

At May 31, 2026, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
TimesSquare Quality Mid Cap Growth ETF	$40,303,784	$5,012,457	$(1,382,154)	$3,630,303

7. Risk Factors

With all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objectives. A description of principal risks is included in the Fund’s prospectus under the heading “Principal Risks of Investing in the Fund”.

8. Segment Reporting

The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The President and Chief Executive Officer acts as the Fund’s chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

12

TimesSquare Quality Mid Cap Growth ETF

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

9. Subsequent Events

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.

13

TimesSquare Quality Mid Cap Growth ETF
Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Adviser votes proxies relating to the Fund’s portfolio securities in accordance with procedures adopted by the Adviser. You may obtain a description of these procedures, free of charge, by calling toll-free 1-888-383-8726. This information is also available through the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-833-383-8726. This information is also available through the Commission’s website at http://www.sec.gov.

Portfolio Holdings Information

The Trust files the Fund’s complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov. Information regarding the Trust’s Form N-PORT filings is also available, without charge, by calling toll-free, 1-833-383-8726.

Discount & Premium Information

Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at http://www.tscmetfs.com.

14

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Investment Adviser TimesSquare Capital Management, LLC 75 Rockefeller Plaza, 30th Floor New York, NY 10019	Legal Counsel Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004	Custodian, Administrator & Transfer Agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286

Investment Sub-Adviser Tidal Investments, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204	Independent Registered Public Accounting Firm Cohen & Company Ltd. 1350 Euclid Ave., Suite 800 Cleveland, OH 44115

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Registrant’s financial highlights are included as part of the Registrant’s Semi-Annual Financial Statements and Other Information filed under Item 7(a) of this Form attached herewith.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Approval of Advisory and Sub-Advisory Agreements

At a meeting held on November 25, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of The 2023 ETF Series Trust (“Trust”) considered and approved, for an initial two year term, the following agreements (the “Agreements”) with respect to the TimesSquare Quality Mid Cap Growth ETF (the “Fund”), a new series of the Trust:

•	the Investment Advisory Agreement between the Trust and TimesSquare Capital Management, LLC (the “Adviser”), pursuant to which the Adviser will provide advisory services to the Fund; and

•	the Investment Sub-Advisory Agreement between the Adviser and Tidal Investments LLC (the “Sub-Adviser”), pursuant to which the Sub-Adviser will provide sub-advisory services to the Fund.

The Board, which is comprised solely of Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”), was advised by legal counsel throughout the process.

To evaluate the Agreements, the Board requested, and the Adviser and Sub-Adviser provided such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board also met with representatives of the Adviser and Sub-Adviser at the Meeting, during which the Independent Trustees and the Adviser’s and Sub-Adviser’s representatives discussed the materials that had been provided as well as other related matters concerning the Fund. In determining whether to approve the Agreements, the Board considered various factors, including (i) the nature, extent and quality of services to be provided by the Adviser and Sub-Adviser to the Fund; (ii) the investment objective and strategy for the Fund and, because the Fund are new and therefore have no performance record, how the Fund’s strategies might be expected to perform in the future; (iii) the profits anticipated to be realized by the Adviser and Sub-Adviser from providing advisory and sub-advisory services to the Fund; (iv) fees charged to comparable funds; (v) the extent to which economies of scale would be shared as the Fund grows; and (vi) other factors the Board deemed to be relevant.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services to be provided by the Adviser and Sub-Adviser. The Board reviewed the Agreements and both the Adviser’s and Sub-Adviser’s anticipated responsibilities with respect to providing investment advisory and sub-advisory services to the Fund. The Board noted that (i) the Adviser’s responsibilities include management of the Fund’s portfolio, including selecting investments for purchase and sale, providing direction related to the Sub-Adviser’s trading of portfolio securities on behalf of the Fund, and overseeing the Sub-Adviser, including regular review of the Sub-Adviser’s performance, overseeing general portfolio compliance with relevant law, monitoring compliance with various policies and procedures and applicable securities regulations, periodic reporting to the Board, and implementing Board directives as they relate to the Fund; and (ii) the Sub-Adviser’s responsibilities include trading portfolio securities and other investment instruments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and oversight of the Board.

The Board considered the background, sophistication and experience of the Adviser’s and Sub-Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the Fund. The Board also considered the Adviser’s and Sub-Adviser’s extensive administrative and compliance infrastructures. The Board appreciated the fact that both the Adviser and the Sub-Adviser have deep experience and expertise serving as the investment adviser or sub-adviser to other pooled investment vehicles.

The Board considered the Adviser’s and Sub-Adviser’s portfolio management resources, structures and practices, including those associated with monitoring and seeking to ensure the Fund’s compliance with their respective investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s and Sub-Adviser’s overall investment management businesses, including the financial resources available to them needed to deliver high quality advisory and sub-advisory services to the Fund.

Investment Performance

Because the Fund is new and has not yet commenced operations, the Board noted that there was no historical performance record to consider. The Board discussed with representatives of the Adviser and Sub-Adviser the proposed portfolio management teams and the investment strategies to be employed in the management of the Fund’s assets. The Board considered the Adviser’s and the Sub-Adviser’s reputations and experience, including their experience managing other accounts.

Fees Charged to Comparable Funds

The Board reviewed the advisory fee to be paid by the Fund to the Adviser and the sub-advisory fee to be paid by the Adviser to the Sub-Adviser for their respective services to be provided to the Fund under the Agreements. The Board reviewed a report prepared by an independent third-party comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that that the proposed management fee for TSCI in line with the median for its peer group, and the proposed management fees for TSCM and TSCQ were both below the median for their respective peer group. The Board further noted that, under the Agreements, the Adviser is responsible for compensating the Fund’s other service providers, including the Sub-Adviser, and paying the Fund’s other expenses out of its own fees and resources.

Profitability and Economies of Scale

The Board considered information concerning the anticipated profitability of the Adviser and Sub-Adviser from managing the Fund. The Board appreciated that, because the Fund is new, information concerning the Adviser’s and Sub-Adviser’s profitability with respect to the Fund was based on estimates and therefore, to a large degree, speculative. The Board noted that it will have opportunities in the future to consider and evaluate each of the Adviser’s and Sub-Adviser’s profitability from managing the Fund after the Fund commences operations and the Adviser and Sub-Adviser begin receiving their respective fees. The Board also considered whether economies of scale or other efficiencies might result as the Fund’s assets grow. As the Fund has not yet commenced operations, the Board observed that it is difficult to draw any meaningful conclusions. However, the Board noted the commitment being made by the Adviser by structuring their advisory fees as a unitary fee, which effectively acts as a cap on the Fund’s total expense ratio. The Board noted that it intends to monitor for the existence of economies of scale with respect to the management of the Fund.

Other Benefits

The Board considered other benefits that might be derived by the Adviser and Sub-Adviser from their relationship with the Fund. The Board considered the potential benefits flowing to the Adviser from sponsoring for the first time an exchange-traded fund.

Conclusion

After reviewing these and other factors, the Board concluded, in the context of its overall review of the Agreements, that the nature, extent and quality of services to be provided supported its approval of the Agreements and that the fee to be charged thereunder was reasonable. In the Independent Trustees’ deliberations, each Trustee gave specific factors the weight that Trustee thought appropriate. No single factor was determinative of the Board’s decision to approve the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective, as of that date.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The 2023 ETF Series Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis
(Principal Executive Officer)

Date	August 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis
(Principal Executive Officer)

Date	August 6, 2026

By (Signature and Title)	/s/ Aaron Perkovich
Aaron Perkovich
(Principal Financial Officer)

Date	August 6, 2026